Capital Stock and Changes in Capital Accounts - Incentive Plan (Details) - USD ($) $ in Thousands	Feb. 24, 2021	Feb. 18, 2021	Dec. 31, 2021	Jan. 08, 2021	Dec. 31, 2020	May 31, 2018	Nov. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance			16,664,759
Fair value of approved awards			$ 20,054		$ 3,978
Executive Management And Non-Executive Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, Number of shares authorized	5,600,000
Vesting period (in years)	5 years
Fair value of approved awards	$ 15,904
Equity Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, Number of shares authorized						13,000,000	5,000,000
Common stock capital shares reserved for future issuance				20,000,000
Restricted Stock | Executive Management And Non-Executive Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, Number of shares authorized	2,400,000	260,000
Vesting period (in years)	3 years	3 years
Fair value of approved awards	$ 6,816	$ 798